Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Treasury Stock Equity	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2011
Proceeds from conversion of preference shares			$ 4,465
Shareholders equity at Dec. 31, 2012			374,915		3,491,581	5,563,661	(492,113)	8,942,506	264,754
Shares issued at Dec. 31, 2012		3,973,333	302,739,758
Proceeds from exercise of options and related tax effects	105,554	3	3,031		102,520			105,554
Shares from exercise of options and related tax effects		2,200	2,280,439
Proceeds from conversion of preference shares	34,784	(4,465)			34,784			34,784
Preference share conversion		(3,975,533)	3,975,533
Compensation expense related to stock options	(13,593)				(13,593)			(13,593)
Dividends paid	296,134					296,134		296,134
treasury stock value	(505,014)			(505,014)				(505,014)
treasury stock shares				(7,548,951)
Purchase/sale of noncontrolling interests	(15,173)				(3,566)			(3,566)	(11,607)
Minority interest decrease from distributions to noncontrolling interest holders	(32,275)								(32,275)
Changes in fair value of noncontrolling interests	(108,575)				(108,575)			(108,575)
Comprehensive income net of tax including portion attributable to noncontrolling interest abstract
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	(61,467)						(58,474)	(58,474)	(2,993)
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	1,142,467					1,109,890		1,109,890	32,577
Comprehensive income net of tax including portion attributable to noncontrolling interest less amounts attributable to noncontrolling interests subject to put provisions	1,081,000							1,051,416	29,584
Shareholders equity at Dec. 31, 2013	9,485,020			(505,014)		6,377,417	(550,587)	9,234,564	250,456
Shares issued at Dec. 31, 2013				(7,548,951)
Shareholders equity at Jun. 30, 2014
Proceeds from exercise of options and related tax effects	82,875		2,311		80,564			82,875
Shares from exercise of options and related tax effects			1,714,118
Compensation expense related to stock options	3,804				3,804			3,804
Dividends paid	317,903					317,903		317,903
Purchase/sale of noncontrolling interests	4,552				(4,870)			(4,870)	9,422
Minority interest decrease from distributions to noncontrolling interest holders	(46,216)								(46,216)
Changes in fair value of noncontrolling interests	(39,653)				(39,653)			(39,653)
Comprehensive income net of tax including portion attributable to noncontrolling interest abstract
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	(182,416)						(181,279)	(181,279)	(1,137)
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	760,057					709,947		709,947	50,110
Comprehensive income net of tax including portion attributable to noncontrolling interest less amounts attributable to noncontrolling interests subject to put provisions	577,641							528,668	48,973
Shareholders equity at Sep. 30, 2014	$ 9,750,120			$ (505,014)	$ 3,570,182	$ 6,769,461	$ (731,866)	$ 9,487,485	$ 262,635
Shares issued at Sep. 30, 2014				(7,548,951)